EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:

	Number of Options/ Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2013	594,285	$25.90
Granted	209,346	6.08
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, June 30, 2013	803,631	11.56
Exercisable, June 30, 2013	803,631	$11.56

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrant on March 28, 2012:

2012
Exercise price	$35.00
Volatility	149%
Risk-free interest rate	1.13%
Expected dividend yield	0%
Expected term (years)	5.00

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company recorded a debt discount of approximately $1.9 million for the value ascribed to the options issued in connection with the February 2011 Convertible Note using the following Black-Scholes inputs:

	February 8, 2011
Number of shares underlying the Options	285,714	285,714
Exercise price	$17.50	$35.00
Volatility	151%	151%
Risk-free interest rate	2.39%	2.39%
Expected dividend yield	0%	0%
Expected term (years)	5	5

Schedule Of Share Based Compensation Stock Options And Warrants Activity [Table Text Block]
A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in	Weighted Average Exercise
	Shares)	Price
Warrants Outstanding January 1, 2011	43,446	$11.90
Granted	585,714	25.90
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2011	629,160	24.85
Exercisable, December 31, 2011	585,714	$25.90
Warrants Outstanding, January 1, 2012	629,160	$24.85
Granted	8,571	35.00
Exercised	—	—
Forfeited or Expired	43,446	—
Warrants Outstanding, December 31, 2012	594,285	25.90
Exercisable, December 31, 2012	594,285	$25.90

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans And Warrants By Exercise Price Range [Table Text Block]
Summary information regarding the warrants and options as of December 31, 2012 is as follows:

	Number Outstanding
Exercise Price	(in shares)	Weighted Average Remaining Contractual Life (in years)
$8.05	14,285	2.28
$17.50	285,714	3.10
$35.00	294,285	3.13

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2012	2011
Exercise price	$16.45	$8.40
Volatility	145%	152%
Risk-free interest rate	1.42%	2.11%
Expected dividend yield	0%	0%
Expected term (years)	9.2	6.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2012 is as follows:

Plan	Options	Options	Shares	Shares	Options
Name	Authorized	Granted	Exercised	Forfeited/Expired	Outstanding
2004	142,857	142,857	67,460	2,858	72,539
2005	142,857	142,857	10,000	58,572	74,285
2006	314,285	310,142	6,304	65,624	238,214
2007	28,571	25,714	—	4,285	21,429
2009	285,714	336,285	10,041	31,809	294,435
Total	914,284	957,855	93,805	163,148	700,902

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2012 and 2011 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2011	499,868	$52.50
Granted	183,885	9.10
Exercised	9,380	7.00
Forfeited or Expired	20,477	88.20
Options outstanding, December 31, 2011	653,896	39.90
Exercisable, December 31, 2011	443,728	$53.90
Options Outstanding, January 1, 2012	653,896	$39.90
Granted	71,000	16.45
Exercised	660	7.70
Forfeited or Expired	23,333	22.40
Options outstanding, December 31, 2012	700,903	38.15
Exercisable, December 31, 2012	513,603	$47.60

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2012 is as follows:

	Outstanding			Exercisable
		Weighted Average		Number	Weighted
Range of	Number Outstanding	Remaining Contractual Life	Weighted Average	Exercisable	Average
Exercise Prices	(in shares)	(in years)	Exercise Price	(in shares)	Exercise Price
$1.05 – 8.05	143,587	8.15	$7.35	55,640	$7.35
8.05 – 23.80	286,388	5.04	14.00	189,416	13.65
35.00 – 70.00	244.142	3.22	68.60	241,761	68.95
122.50 – 272.80	26,786	4.02	179.90	26,786	179.90
	700,903			513,603

Bridge Loan [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following weighted average assumptions in the Black Scholes model to calculate the fair value of the warrants:

Six Months Ended June 30, 2013
Exercise price	$0.35
Volatility	104.4%
Risk-free interest rate	0.68%
Expected dividend yield	0%
Expected term (years)	5.00

MB Technology Holdings LLC [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following assumptions in the Black Scholes Model to calculate the fair value of the warrants:

	January 16, 2013
	Original Terms	Amended Terms
Exercise price	$17.50 $35.00	$13.30
Volatility	140%	140%
Risk-free interest rate	0.27%	0.27%
Expected dividend yield	0%	0%
Expected term (years)	3	3

MB Technology Holdings Options One [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrants:

January 16, 2013
Exercise price	$8.75
Volatility	139.9%
Risk-free interest rate	0.75%
Expected dividend yield	0%
Expected term (years)	5

MB Technology Holdings Options Two [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrants:

January 16, 2013
Exercise price	$0.35
Volatility	137.7%
Risk-free interest rate	0.88%
Expected dividend yield	0%
Expected term (years)	5.00